Basis of presentation	6 Months Ended
Jun. 30, 2022
Basis of presentation
Basis of presentation

2.Basis of presentation

These interim condensed consolidated financial statements for the three and six months ended June 30, 2022 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB), and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended December 31, 2021 included in the Form 20-F for the year ended December 31, 2021 as filed with the Securities and Exchange Commission on April 29, 2022. They do not include all the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the annual consolidated financial statements for the year ended December 31, 2021.

These interim condensed consolidated financial statements were authorized for issue by the Group’s Board of Directors on September 26, 2022.